Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial income
Financial income	$ 1,887	$ 2,448		$ 1,036
Financial income	1,887	2,448	[1]	1,036	[1]
Financial costs
Amortization and write-off of deferred loan issuance costs	6,806	7,463		8,845
Interest expense on loans	63,912	64,282		60,935
Lease expense (Note 4)	56
Commitment fees	729	522		632
Other financial costs including bank commissions	495	447		381
Total financial costs	71,998	72,714	[1]	$ 70,793	[1]
Unamortized loan fees written off to profit or loss	$ 988	$ 900

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).